Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 15, 2013
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 15, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEAX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINEX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIECX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIIX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIERX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRRX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFRX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINNX
Mainstay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOAX
Mainstay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPBX
Mainstay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOCX
Mainstay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOIX
Mainstay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSORX
Mainstay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSSX

MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund
MainStay International Equity Fund

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay International Equity Fund
Supplement Text	cik0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

Supplement Closing	cik0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Mainstay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund
MainStay Common Stock Fund

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Mainstay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Common Stock Fund
Supplement Text	cik0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

Supplement Closing	cik0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.